SHAREHOLDERS' EQUITY (Schedule of Information about Options granted to employees plan) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding at the beginning of the year	2,323,760
Granted	545,809	736,654
Exercised	0	(13,104)
Forfeited	(246,999)
Outstanding at the end of the year	2,622,570	2,323,760
Exercisable at the end of the year	1,608,833
Vested and expected to vest at end of year	2,551,505
Weighted average exercise price
Outstanding at the beginning of the year	$ 2.89
Granted	1.27
Exercised	0
Forfeited	2.64
Outstanding at the end of the year	2.58	$ 2.89
Exercisable at the end of the year	2.79
Vested and expected to vest at end of year	$ 2.29
Weighted average remaining contractual life (years)
Outstanding at the end of the year	6 years 11 months 12 days	7 years 7 months 17 days
Exercisable at the end of the year	5 years 7 months 17 days
Vested and expected to vest at end of year	6 years 11 months 15 days
Aggregate intrinsic value
Outstanding at the end of the year	$ 0
Exercisable at the end of the year
Vested and expected to vest at end of year